Fair Value Measurements (Details) - Schedule of Change in the Fair Value of the Forward Purchase Agreement Assets and Liabilities - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Schedule of Change In the Fair Value of The Forward Purchase Agreement Assets and Liabilities [Abstract]
Derivative liabilities at beginning	$ 521,886	$ 331,777
Loss on entry into Forward Purchase Agreement			295,330
Change in fair value of derivative liabilities	(367,567)	190,109	36,447
Derivative liabilities at ending	241,264	$ 521,886	$ 331,777
Loss on entry into non redemption agreement	$ 86,945